FINANCIAL INSTRUMENTS - Summary of Assets and Liabilities Based on Categories (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 3,520	$ 2,172	$ 2,943	$ 2,574
Restricted cash	136	182
Trade accounts receivable and other	5,048	4,432
Inventories	20,550	20,744
Prepaid expenses and other current assets	3,123	2,834
Assets held for sale	122	2,111
Total current assets	32,499	32,475
Non-current assets:
Goodwill and intangible assets	5,480	5,728
Property, plant and equipment and biological assets (note 5)	36,725	35,638
Investments in associates and joint ventures	5,026	4,906
Other investments	855	855
Deferred tax assets	8,412	8,287
Other assets	3,369	3,360
Total non-current assets	59,867	58,774
Total assets	92,366	91,249
Current liabilities:
Short-term debt and current portion of long-term debt	3,107	3,167
Trade accounts payable and other	14,418	13,981
Short-term provisions	476	539
Accrued expenses and other liabilities	4,791	4,709
Income tax liabilities	282	238
Liabilities held for sale	35	821
Total current liabilities	23,109	23,455
Non-current liabilities:
Long-term debt, net of current portion (note 8)	10,723	9,316
Deferred tax liabilities	2,284	2,374
Deferred employee benefits	7,043	6,982
Long-term provisions	2,023	1,995
Other long-term obligations	3,073	3,019
Total non-current liabilities	25,146	23,686
Equity:
Equity attributable to the equity holders of the parent	42,033	42,086
Non-controlling interests	2,078	2,022
Total equity	44,111	44,108	$ 42,335	$ 40,855
Total liabilities and equity	92,366	$ 91,249
Restricted cash and cash equivalents environmental obligations	88
Restricted cash and cash equivalents mandatory convertible bonds	20
Non-financial liabilities
Current liabilities:
Short-term debt and current portion of long-term debt	0
Trade accounts payable and other	0
Short-term provisions	450
Accrued expenses and other liabilities	1,584
Income tax liabilities	282
Liabilities held for sale	35
Total current liabilities	2,351
Non-current liabilities:
Long-term debt, net of current portion (note 8)	0
Deferred tax liabilities	2,284
Deferred employee benefits	7,043
Long-term provisions	2,011
Other long-term obligations	494
Total non-current liabilities	11,832
Equity:
Equity attributable to the equity holders of the parent	42,033
Non-controlling interests	2,078
Total equity	44,111
Total liabilities and equity	58,294
Financial liabilities | Liabilities at amortised cost
Current liabilities:
Short-term debt and current portion of long-term debt	3,107
Trade accounts payable and other	14,418
Short-term provisions	26
Accrued expenses and other liabilities	2,982
Income tax liabilities	0
Liabilities held for sale	0
Total current liabilities	20,533
Non-current liabilities:
Long-term debt, net of current portion (note 8)	10,723
Deferred tax liabilities	0
Deferred employee benefits	0
Long-term provisions	12
Other long-term obligations	1,945
Total non-current liabilities	12,680
Equity:
Total liabilities and equity	33,213
Financial liabilities | Derivatives
Current liabilities:
Short-term debt and current portion of long-term debt	0
Trade accounts payable and other	0
Short-term provisions	0
Accrued expenses and other liabilities	225
Income tax liabilities	0
Liabilities held for sale	0
Total current liabilities	225
Non-current liabilities:
Long-term debt, net of current portion (note 8)	0
Deferred tax liabilities	0
Deferred employee benefits	0
Long-term provisions	0
Other long-term obligations	634
Total non-current liabilities	634
Equity:
Total liabilities and equity	859
Non-financial assets
Current assets:
Cash and cash equivalents	0
Restricted cash	0
Trade accounts receivable and other	0
Inventories	20,550
Prepaid expenses and other current assets	1,653
Assets held for sale	122
Total current assets	22,325
Non-current assets:
Goodwill and intangible assets	5,480
Property, plant and equipment and biological assets (note 5)	36,669
Investments in associates and joint ventures	5,026
Other investments	0
Deferred tax assets	8,412
Other assets	392
Total non-current assets	55,979
Total assets	78,304
Financial assets | Assets at amortized cost
Current assets:
Cash and cash equivalents	3,520
Restricted cash	136
Trade accounts receivable and other	4,463
Inventories	0
Prepaid expenses and other current assets	1,008
Assets held for sale	0
Total current assets	9,127
Non-current assets:
Goodwill and intangible assets	0
Property, plant and equipment and biological assets (note 5)	0
Investments in associates and joint ventures	0
Other investments	0
Deferred tax assets	0
Other assets	1,293
Total non-current assets	1,293
Total assets	10,420
Financial assets | Fair value recognized in profit or loss
Current assets:
Cash and cash equivalents	0
Restricted cash	0
Trade accounts receivable and other	0
Inventories	0
Prepaid expenses and other current assets	0
Assets held for sale	0
Total current assets	0
Non-current assets:
Goodwill and intangible assets	0
Property, plant and equipment and biological assets (note 5)	56
Investments in associates and joint ventures	0
Other investments	0
Deferred tax assets	0
Other assets	1,122
Total non-current assets	1,178
Total assets	1,178
Financial assets | Fair value recognized in OCI
Current assets:
Cash and cash equivalents	0
Restricted cash	0
Trade accounts receivable and other	585
Inventories	0
Prepaid expenses and other current assets	0
Assets held for sale	0
Total current assets	585
Non-current assets:
Goodwill and intangible assets	0
Property, plant and equipment and biological assets (note 5)	0
Investments in associates and joint ventures	0
Other investments	855
Deferred tax assets	0
Other assets	0
Total non-current assets	855
Total assets	1,440
Financial assets | Derivatives
Current assets:
Cash and cash equivalents	0
Restricted cash	0
Trade accounts receivable and other	0
Inventories	0
Prepaid expenses and other current assets	462
Assets held for sale	0
Total current assets	462
Non-current assets:
Goodwill and intangible assets	0
Property, plant and equipment and biological assets (note 5)	0
Investments in associates and joint ventures	0
Other investments	0
Deferred tax assets	0
Other assets	562
Total non-current assets	562
Total assets	$ 1,024